Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2022
Prepaid expenses and other current assets	5. Prepaid expenses and other current assets
	June 30, 2022	December 31, 2021
	$	$
Prepaid insurance	1,259	421
Prepaid research and development	1,111	1,329
Other	89	22
	2,459	1,772